Income taxes - Deferred Tax Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets related to:
Non-U.S. net operating loss carryforwards	$ 281.7	$ 211.1
Tax credit carryforwards	41.8	41.6
U.S. federal net operating loss and capital carryforwards	33.6	40.2
Loss reserve discount	7.9	6.6
Unearned Premiums	6.5	4.3
Incentive compensation and benefit accruals	5.3	2.8
Investment basis differences	2.4	3.6
Allowance for doubtful accounts	2.5	1.5
Deferred interest	1.2	2.6
Foreign currency translation on investments and other assets	0.0	1.4
Other items	5.9	3.9
Total gross deferred income tax assets	388.8	321.6
Valuation allowance	(134.8)	(79.8)
Total adjusted deferred tax asset	254.0	241.8
Deferred income tax liabilities related to:
Safety reserve	259.2	239.4
Net Unrealized investment	25.3	3.7
Intangible assets	18.1	25.7
Deferred acquisition costs	9.6	4.6
Foreign currency translation on investments and other assets	9.3	0.0
Purchase accounting	3.6	3.6
Other items	3.7	4.0
Total deferred income tax liabilities	328.8	281.0
Deferred tax liability	(74.8)	$ (39.2)
U.S. subsidiaries
Deferred income tax liabilities related to:
Deferred tax liability	(1.4)
Luxembourg subsidiaries
Deferred income tax liabilities related to:
Deferred tax liability	(155.3)
Sweden subsidiaries
Deferred income tax liabilities related to:
Deferred tax liability	$ (231.5)